Business Segment (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Segment Reporting Information [Line Items]
Service		$ 3,979		$ 4,050		$ 4,356
Equipment and product sales		1,065		1,105		854
Total operating revenues		5,044		5,155		5,210
Cost of services (excluding Depreciation, amortization and accretion reported below)		1,164		1,189		1,191
Cost of equipment and products		1,195		1,240		1,224
Selling, general and administrative		1,686		1,759		1,781
Depreciation, amortization and accretion		844		850		844
Loss on impairment of goodwill		262		0		0
(Gain) loss on asset disposals, net		21		27		22
(Gain) loss on sale of business and other exit costs, net		(1)		(1)		(136)
(Gain) loss on license sales and exchanges, net		(22)		(20)		(147)
Operating income (loss)		(105)		111		431
Equity in earnings of unconsolidated entities		137		140		140
Interest and dividend income		15		11		5
Interest expense		(170)		(170)		(142)
Other, net		1				1
Income (loss) before income taxes		(122)		92		435
Income tax expense (benefit)		(279)		40		172
Net income		157		52		263
Depreciation, amortization and accretion		844		850		844
Loss on impairment of goodwill		262		0		0
(Gain) loss on asset disposals, net		21		27		22
(Gain) loss on sale of business and other exit costs, net		(1)		(1)		(136)
(Gain) loss on license sales and exchanges, net		(22)		(20)		(147)
Interest expense		170		170		142
Income tax expense (benefit)		(279)		40		172
Adjusted EBITDA	[1]	1,152		1,118		1,160
Investments in unconsolidated entities		453		451		402
Total assets		9,295	[2]	9,446	[2]	9,422
Capital expenditures		694		630		759
U.S. Cellular
Segment Reporting Information [Line Items]
Service		2,978		3,081		3,384
Equipment and product sales		912		909		647
Total operating revenues		3,890		3,990		4,031
Cost of services (excluding Depreciation, amortization and accretion reported below)		732		760		775
Cost of equipment and products		1,071		1,081		1,053
Selling, general and administrative		1,412		1,480		1,494
Depreciation, amortization and accretion		615		618		607
Loss on impairment of goodwill	[3]	370
(Gain) loss on asset disposals, net		17		22		16
(Gain) loss on sale of business and other exit costs, net		(1)				(114)
(Gain) loss on license sales and exchanges, net		(22)		(19)		(147)
Operating income (loss)		(304)		48		347
Equity in earnings of unconsolidated entities		137		140		140
Interest and dividend income		8		6		2
Interest expense		(113)		(113)		(86)
Other, net				1		1
Income (loss) before income taxes		(272)		82		404
Income tax expense (benefit)	[4]	(287)		33		157
Net income		15		49		247
Depreciation, amortization and accretion		615		618		607
Loss on impairment of goodwill	[3]	370
(Gain) loss on asset disposals, net		17		22		16
(Gain) loss on sale of business and other exit costs, net		(1)				(114)
(Gain) loss on license sales and exchanges, net		(22)		(19)		(147)
Interest expense		113		113		86
Income tax expense (benefit)	[4]	(287)		33		157
Adjusted EBITDA	[1]	820		816		852
Investments in unconsolidated entities		415		413		363
Total assets		6,841		7,110		7,060
Capital expenditures		469		446		533
TDS Telecom Wireline
Segment Reporting Information [Line Items]
Service		713		696		699
Equipment and product sales		1		2		2
Total operating revenues		714		698		701
Cost of services (excluding Depreciation, amortization and accretion reported below)		258		258		255
Cost of equipment and products		2		2		2
Selling, general and administrative		191		197		194
Depreciation, amortization and accretion		151		159		166
(Gain) loss on asset disposals, net		1		2		5
(Gain) loss on sale of business and other exit costs, net						(10)
(Gain) loss on license sales and exchanges, net				(1)
Operating income (loss)		111		80		89
Interest and dividend income		5		3		2
Interest expense				1		1
Income (loss) before income taxes		117		83		92
Depreciation, amortization and accretion		151		159		166
(Gain) loss on asset disposals, net		1		2		5
(Gain) loss on sale of business and other exit costs, net						(10)
(Gain) loss on license sales and exchanges, net				(1)
Interest expense				(1)		(1)
Adjusted EBITDA	[1]	269		242		252
Investments in unconsolidated entities		4		4		4
Total assets		1,237		1,231		1,312
Capital expenditures		146		108		140
TDS Telecom Cable
Segment Reporting Information [Line Items]
Service		206		185		175
Total operating revenues		206		185		175
Cost of services (excluding Depreciation, amortization and accretion reported below)		98		94		79
Selling, general and administrative		54		51		54
Depreciation, amortization and accretion		44		37		35
(Gain) loss on asset disposals, net		2		2		1
Operating income (loss)		8		2		6
Income (loss) before income taxes		8		2		7
Depreciation, amortization and accretion		44		37		35
(Gain) loss on asset disposals, net		2		2		1
Adjusted EBITDA	[1]	54		41		42
Total assets		644		599		578
Capital expenditures		55		54		52
TDS Telecom HMS
Segment Reporting Information [Line Items]
Service		111		119		117
Equipment and product sales		114		155		170
Total operating revenues		225		273		287
Cost of services (excluding Depreciation, amortization and accretion reported below)		83		82		85
Cost of equipment and products		95		128		143
Selling, general and administrative		42		48		47
Depreciation, amortization and accretion		28		29		27
Loss on impairment of goodwill	[3]	35
Operating income (loss)		(57)		(14)		(15)
Interest expense		(4)		(4)		(2)
Income (loss) before income taxes		(60)		(18)		(18)
Depreciation, amortization and accretion		28		29		27
Loss on impairment of goodwill	[3]	35
Interest expense		4		4		2
Adjusted EBITDA	[1]	6		15		12
Total assets		196		264		286
Capital expenditures		14		11		27
TDS Telecom Eliminations
Segment Reporting Information [Line Items]
Service		(5)		(5)		(5)
Total operating revenues		(5)		(5)		(5)
Cost of services (excluding Depreciation, amortization and accretion reported below)		(5)		(4)		(4)
TDS Telecom
Segment Reporting Information [Line Items]
Service		1,024		995		986
Equipment and product sales		116		157		172
Total operating revenues		1,140		1,151		1,158
Cost of services (excluding Depreciation, amortization and accretion reported below)		434		430		414
Cost of equipment and products		97		131		145
Selling, general and administrative		286		295		294
Depreciation, amortization and accretion		222		224		228
Loss on impairment of goodwill	[3]	35
(Gain) loss on asset disposals, net		4		4		6
(Gain) loss on sale of business and other exit costs, net						(10)
(Gain) loss on license sales and exchanges, net				(1)
Operating income (loss)		63		67		79
Interest and dividend income		5		3		2
Interest expense		(4)		(3)		(1)
Income (loss) before income taxes		65		67		81
Income tax expense (benefit)	[4]	(24)		25		35
Net income		88		42		46
Depreciation, amortization and accretion		222		224		228
Loss on impairment of goodwill	[3]	35
(Gain) loss on asset disposals, net		4		4		6
(Gain) loss on sale of business and other exit costs, net						(10)
(Gain) loss on license sales and exchanges, net				(1)
Interest expense		4		3		1
Income tax expense (benefit)	[4]	(24)		25		35
Adjusted EBITDA	[1]	329		298		306
Investments in unconsolidated entities		4		4		4
Total assets		2,077		2,094		2,176
Capital expenditures		215		173		219
Corporate, Eliminations and Other
Segment Reporting Information [Line Items]
Service		(23)		(26)		(14)
Equipment and product sales		37		39		35
Total operating revenues		14		14		21
Cost of services (excluding Depreciation, amortization and accretion reported below)		(2)		(1)		2
Cost of equipment and products		27		28		26
Selling, general and administrative		(12)		(16)		(7)
Depreciation, amortization and accretion		7		8		9
Loss on impairment of goodwill	[3]	(143)
(Gain) loss on asset disposals, net				1
(Gain) loss on sale of business and other exit costs, net				(1)		(12)
Operating income (loss)		136		(4)		5
Interest and dividend income		2		2		1
Interest expense		(53)		(54)		(55)
Other, net		1		(1)
Income (loss) before income taxes		85		(57)		(50)
Income tax expense (benefit)	[4]	32		(18)		(20)
Net income		54		(39)		(30)
Depreciation, amortization and accretion		7		8		9
Loss on impairment of goodwill	[3]	(143)
(Gain) loss on asset disposals, net				1
(Gain) loss on sale of business and other exit costs, net				(1)		(12)
Interest expense		53		54		55
Income tax expense (benefit)	[4]	32		(18)		(20)
Adjusted EBITDA	[1]	3		4		2
Investments in unconsolidated entities		34		34		35
Total assets		377		242		186
Capital expenditures		$ 10		$ 11		$ 7

[1]	Adjusted earnings before interest, taxes, depreciation, amortization and accretion (Adjusted EBITDA) is a segment measure reported to the chief operating decision maker for purposes of making decisions about allocating resources to the segments and assessing their performance. Adjusted EBITDA is defined as net income, adjusted for the items set forth in the reconciliation above. TDS believes Adjusted EBITDA is a useful measure of TDS’ operating results before significant recurring non-cash charges, gains and losses, and other items as presented above as they provide additional relevant and useful information to investors and other users of TDS' financial data in evaluating the effectiveness of its operations and underlying business trends in a manner that is consistent with management's evaluation of business performance.
[2]	The consolidated total assets as of December 31, 2017 and 2016, include assets held by consolidated variable interest entities (VIEs) of $765 million and $804 million, respectively, which are not available to be used to settle the obligations of TDS. The consolidated total liabilities as of December 31, 2017 and 2016, include certain liabilities of consolidated VIEs of $21 million and $17 million, respectively, for which the creditors of the VIEs have no recourse to the general credit of TDS. See Note 14 — Variable Interest Entities for additional information.
[3]	During the twelve months ended December 31, 2017, U.S. Cellular recorded a goodwill impairment of $370 million while TDS recorded a goodwill impairment of the U.S. Cellular reporting unit of $227 million. Prior to 2009, TDS accounted for U.S. Cellular's share repurchases as step acquisitions, allocating a portion of the share repurchase value to TDS' Goodwill. Further, goodwill of the U.S. Cellular reporting unit was impaired at the TDS level in 2003 but not at U.S. Cellular. Consequently, U.S. Cellular's goodwill on a stand-alone basis and any resulting impairments of goodwill does not equal the TDS consolidated goodwill related to U.S. Cellular. For further information on the goodwill impairment see Note 7 - Intangible Assets in the Notes to Consolidated Financial Statements.
[4]	Income tax expense (benefit) is not provided at the individual segment level for Wireline, Cable and HMS. TDS calculates income tax expense for "TDS Telecom Total".